Property and Equipment, Net (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Land	$ 20	$ 20
Buildings and leasehold improvements	693	620
Equipment	639	728
Computer software	1,396	1,145
Property, Plant and Equipment, Gross, Total	2,748	2,513
Accumulated depreciation	(1,530)	(1,415)
Property and equipment, net	$ 1,218	$ 1,098